Basis of Presentation and Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Usefule life of finite-lived intangible assets	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Usefule life of finite-lived intangible assets	6 years